U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

1.  Name and address of issuer: LINDNER INVESTMENTS
                                7711 Carondelet Avenue, 7th Floor
                                St. Louis, Missouri 63105

2.  Name of each series or class of funds for which this notice is filed:
                                LINDNER DIVIDEND FUND
                                LINDNER GROWTH FUND
                                LINDNER BULWARK FUND
                                LINDNER UTILITY FUND
                                LINDNER/RYBACK SMALL-CAP FUND
                                LINDNER INTERNATIONAL FUND
                                LINDNER HIGH-YIELD BOND FUND
                                LINDNER GOVERNMENT MONEY MARKET FUND

3.  Investment Company Act File Number:  811-7932
    Securities Act File Number:          33-66712

4(a).  Last day of fiscal year for which this notice is filed:  JUNE 30

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the fiscal year)(See Instruction A.2): [ ]

4(c).  Check box if this is the last time the issuer will be filing this
Form: [ ]

5.  Calculation of registration fee:

  (i) Aggregate sale price of securities sold during
the fiscal year pursuant to Section 24(f):                 $1,061,493,843

  (ii) Aggregate price of shares redeemed or repurchased
during the fiscal year:                                    $1,781,324,574

  (iii) Aggregate price of shares redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11,1995, that were not previously used to
reduce registration fees payable to the Commission:          $108,367,855

  (iv) Total available redemption credits [add Item 5(ii)
and 5(iii):                                                $1,889,692,429

  (v) Net sales -- If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                                  $0

  (vi) Redemption credits available for use in future years
-- If Item 5(i) is less than Item 5(iv)[subtract Item 5(iv)
from Item 5(i)]:                                            $828,198,586

  (vii) Multiplier for determining registration fee (See
Instruction C.9):                                          x     0.000295

  (viii) Registration fee due [multiply Item 5(v) by
Item 5(vii)] (enter "0" if no fee is due:                             $ 0
                                                                       ==
6. Prepaid Shares. If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before the effective date of the recision of Rule 24e-2, the report the amount of securities (number of
shares or other units) deducted here:   -0-.  If there is a number of shares
or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future years, then state that number here: -0-.

7. Interest Due.  If this Form is being filed more
than 90 days after the end of the issuer's fiscal
year (See Instruction D):                                            $ 0

8. Total of the amount of the registration fee due plus
any interest due [line 5(vii) plus line 7]:                          $ 0

9.  Date the registration fee and any interest payment was
sent to the Commission's lockbox depository:                        N/A

Method of delivery:  N/A [ ] Wire transfer
                         [ ] Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title):*    /s/ Brian L. Blomquist
                              Brian L. Blomquist, Vice President

Date: September 29, 1998
 *Please print the name and title of the signing officer below the signature.